Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2018
Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations [Abstract]
Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations

43.        Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations

As of December 31, 2018, income of R$181 million is mainly comprised of R$104 million of income from the reversal of the provision for impairment of properties and R$78 million from the sale of assets received in the recovery of credits with clients, and at December 31, 2017, includes, mainly, R$272 million provisions for devaluations on real estate, constituted from appraisal reports prepared by specialized external consulting and at December 31, 2016, basically refers to the result on disposal of assets received in the processes of recovery of loans with customers and the provision for the recoverable amount of these assets.